Reverse Capitalization (Tables)	3 Months Ended
Mar. 31, 2021
Business Combinations [Abstract]
Schedule of Reconciliation of Elements of Business Combination

The following table reconciles the elements of the Business Combination to the consolidated statements of cash flows and the consolidated statement of changes in stockholders’ equity for the quarter ended March 31, 2021 (in thousands):

Cash – InterPrivate’s trust and cash (net of redemption)	$240,777
Cash – Private offering	320,000
Less: transaction costs and advisory fees paid	(47,983)

Net Business Combination and Private Offering	$512,794

The number of shares of common stock issued immediately following the consummation of the Business Combination were:

Common stock, outstanding prior to Business Combination	24,150,000
Less: redemption of IPV shares	(30,874)

Common stock of IPV Corp	24,119,126
IPV founder shares	6,905,500
Shares issued in PIPE	28,318,478

Business Combination and PIPE shares	59,343,104
Legacy Aeva shares(1)	152,066,648

Total shares of common stock immediately after Business Combination	211,409,752
Aeva exercise of warrants	—

Total shares of common stock at March 12, 2021	211,409,752

(1)	The number of Legacy Aeva shares was determined as follows:

	Aeva shares	Aeva shares, effected for Exchange Ratio
Balance at December 31, 2019	8,031,018	72,894,258
Recapitalization applied to Convertible Preferred Stock outstanding at December 31, 2019	8,606,780	78,120,214
Exercise of common stock options – 2020	38,675	351,037
Exercise of common stock options – 2021 (pre-Closing)	77,247	701,139

Total		152,066,648